Statement of Stockholders' Equity (Deficit) (USD $)	Total	Common Stock, $0.001 Par Value	Additional Paid In Capital	Deficit Accumulated during Development Stage
Beginning Balance, Shares at Jun. 17, 2011
Stock issued for services - related party	$ 3,000	$ 3,000
Stock issued for services - related party ($0.001/share) (June 2011), Shares	3,000,000	3,000,000
Stock issued for cash ($0.05/share) (August 2011)	13,620	272	13,348
Stock issued for cash ($0.05/share) (August 2011), Shares		272,400
Stock issued for cash ($0.05/share) (September 2011)	9,760	195	9,565
Stock issued for cash ($0.05/share) (September 2011), Shares		195,200
Stock issued for cash ($0.05/share) (October 2011)	8,870	177	8,693
Stock issued for cash ($0.05/share) (October 2011), Shares		177,400
Capital contribution - related party	40		40
Net loss	(5,737)			(5,737)
Balance at Oct. 31, 2011	29,553	3,645	31,645	(5,737)
Balance, Shares at Oct. 31, 2011		3,645,000
Stock issued for cash ($0.05/share) (November 2011)	4,700	94	4,606
Stock issued for cash ($0.05/share) (November 2011), Shares		94,000
Capital contribution - related party	2,990		2,990
Net loss	(66,391)			(66,391)
Balance at Oct. 31, 2012	(29,148)	3,739	39,241	(72,128)
Balance, Shares at Oct. 31, 2012		3,739,000
Capital contribution - related party	8,000		8,000
Net loss	(24,747)			(24,747)
Balance at Jul. 31, 2013	$ (45,895)	$ 3,739	$ 47,241	$ (96,875)
Balance, Shares at Jul. 31, 2013		3,739,000